AB Discovery Growth Fund, Inc.

Portfolio of Investments

April 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.7%
Information Technology – 30.5%
Communications Equipment – 1.3%
Ciena Corp.(a)	628,802	$29,082,093

Electronic Equipment, Instruments & Components – 3.1%
IPG Photonics Corp.(a) (b)	137,343	17,762,570
Littelfuse, Inc.	170,063	24,699,950
Novanta, Inc.(a) (b)	337,881	29,358,480

		71,821,000

IT Services – 1.7%
Jack Henry & Associates, Inc.(b)	235,266	38,477,754

Semiconductors & Semiconductor Equipment – 6.3%
Cree, Inc.(a) (b)	249,506	10,761,194
Entegris, Inc.(b)	613,751	33,283,717
Inphi Corp.(a) (b)	232,255	22,421,897
Lattice Semiconductor Corp.(a) (b)	1,484,975	33,426,787
MKS Instruments, Inc.(b)	197,130	19,758,340
Universal Display Corp.	176,573	26,507,139

		146,159,074

Software – 18.1%
Anaplan, Inc.(a) (b)	697,761	28,510,515
ANSYS, Inc.(a) (b)	74,182	19,423,073
Aspen Technology, Inc.(a) (b)	267,180	27,319,155
Avalara, Inc.(a)	336,879	30,106,876
Coupa Software, Inc.(a)	207,042	36,458,026
Crowdstrike Holdings, Inc. - Class A(a)	290,500	19,655,230
Datadog, Inc. - Class A(a)	527,380	23,795,386
Fair Isaac Corp.(a)	102,695	36,245,173
HubSpot, Inc.(a) (b)	183,811	30,996,049
Manhattan Associates, Inc.(a) (b)	365,903	25,957,159
RingCentral, Inc. - Class A(a) (b)	175,993	40,219,680
Slack Technologies, Inc. - Class A(a) (b)	559,736	14,939,354
Smartsheet, Inc. - Class A(a) (b)	620,221	32,698,051
Splunk, Inc.(a) (b)	177,859	24,964,289
Trade Desk, Inc. (The) - Class A(a) (b)	88,695	25,950,383

		417,238,399

		702,778,320

Health Care – 23.0%
Biotechnology – 9.1%
Allogene Therapeutics, Inc.(a) (b)	377,912	10,921,657
Arena Pharmaceuticals, Inc.(a) (b)	243,913	11,944,420
Ascendis Pharma A/S (Sponsored ADR)(a)	106,257	14,422,263
BeiGene Ltd. (Sponsored ADR)(a) (b)	64,085	9,794,110
Biohaven Pharmaceutical Holding Co., Ltd.(a)	299,391	14,101,316
Blueprint Medicines Corp.(a)	174,545	10,268,482
Coherus Biosciences, Inc.(a) (b)	782,038	12,981,831

Company	Shares	U.S. $ Value
Deciphera Pharmaceuticals, Inc.(a)	224,531	$13,018,307
Gossamer Bio, Inc.(a) (b)	386,164	5,027,855
Madrigal Pharmaceuticals, Inc.(a) (b)	96,060	8,038,301
Neurocrine Biosciences, Inc.(a)	285,526	28,021,522
NextCure, Inc.(a)	264,330	8,569,579
PTC Therapeutics, Inc.(a) (b)	303,366	15,447,397
Sarepta Therapeutics, Inc.(a) (b)	190,856	22,498,105
Ultragenyx Pharmaceutical, Inc.(a) (b)	270,713	16,359,186
Vir Biotechnology, Inc.(a)	250,270	7,635,738

		209,050,069

Health Care Equipment & Supplies – 4.8%
Insulet Corp.(a)	207,636	41,469,062
iRhythm Technologies, Inc.(a) (b)	341,860	36,114,091
Penumbra, Inc.(a) (b)	182,791	32,412,500

		109,995,653

Health Care Providers & Services – 3.6%
Amedisys, Inc.(a)	151,453	27,891,584
Guardant Health, Inc.(a)	443,279	34,114,752
HealthEquity, Inc.(a) (b)	390,804	21,990,541

		83,996,877

Health Care Technology – 1.6%
Teladoc Health, Inc.(a) (b)	231,796	38,151,304

Life Sciences Tools & Services – 3.5%
10X Genomics, Inc.(a) (b)	416,129	33,236,223
ICON PLC(a)	161,696	25,947,357
Repligen Corp.(a) (b)	177,857	20,658,091

		79,841,671

Pharmaceuticals – 0.4%
Revance Therapeutics, Inc.(a) (b)	523,381	9,687,782

		530,723,356

Industrials – 17.2%
Aerospace & Defense – 1.3%
Axon Enterprise, Inc.(a) (b)	427,901	31,112,682

Building Products – 2.4%
Armstrong World Industries, Inc.	338,827	26,116,785
Trex Co., Inc.(a) (b)	300,350	28,599,327

		54,716,112

Commercial Services & Supplies – 1.0%
Copart, Inc.(a)	276,412	22,143,365

Construction & Engineering – 1.1%
Jacobs Engineering Group, Inc.	299,054	24,746,719

Electrical Equipment – 1.2%
AMETEK, Inc.	320,206	26,855,677

Company	Shares	U.S. $ Value

Industrial Conglomerates – 1.1%
Carlisle Cos., Inc.	208,709	$25,245,441

Machinery – 4.3%
IDEX Corp.(b)	204,070	31,351,274
Ingersoll Rand, Inc.(a) (b)	1,009,305	29,350,589
Nordson Corp.	247,293	39,791,917

		100,493,780

Professional Services – 1.0%
CoStar Group, Inc.(a)	36,570	23,706,868

Road & Rail – 2.2%
Kansas City Southern	168,699	22,023,654
Knight-Swift Transportation Holdings, Inc.(b)	750,599	27,907,271

		49,930,925

Trading Companies & Distributors – 1.6%
SiteOne Landscape Supply, Inc.(a) (b)	296,394	26,269,400
United Rentals, Inc.(a) (b)	92,910	11,938,935

		38,208,335

		397,159,904

Consumer Discretionary – 15.1%
Diversified Consumer Services – 4.3%
Bright Horizons Family Solutions, Inc.(a)	279,665	32,566,989
Chegg, Inc.(a) (b)	737,469	31,526,800
Strategic Education, Inc.	214,405	34,154,717

		98,248,506

Hotels, Restaurants & Leisure – 2.6%
Chipotle Mexican Grill, Inc. - Class A(a)	25,408	22,322,198
Planet Fitness, Inc.(a) (b)	622,733	37,569,482

		59,891,680

Household Durables – 1.9%
NVR, Inc.(a)	7,419	22,998,900
Tempur Sealy International, Inc.(a)	394,298	21,193,518

		44,192,418

Specialty Retail – 6.3%
Burlington Stores, Inc.(a) (b)	200,514	36,631,903
Dynatrace, Inc.(a) (b)	960,025	28,656,746
Five Below, Inc.(a) (b)	325,313	29,330,220
Floor & Decor Holdings, Inc. - Class A(a) (b)	412,173	17,476,135
National Vision Holdings, Inc.(a) (b)	1,259,074	33,365,461

		145,460,465

		347,793,069

Company	Shares	U.S. $ Value

Financials – 5.5%
Banks – 0.5%
SVB Financial Group(a) (b)	56,410	$10,896,720

Capital Markets – 3.3%
Ares Management Corp. - Class A	727,114	24,394,675
PJT Partners, Inc.	368,113	17,905,016
Stifel Financial Corp.	239,384	10,599,923
Tradeweb Markets, Inc. - Class A	442,848	23,098,952

		75,998,566

Insurance – 1.7%
eHealth, Inc.(a)	184,607	19,697,567
Goosehead Insurance, Inc. - Class A(a) (b)	347,876	19,529,758

		39,227,325

		126,122,611

Consumer Staples – 3.8%
Food & Staples Retailing – 2.4%
Casey’s General Stores, Inc.(b)	165,903	25,119,373
Grocery Outlet Holding Corp.(a) (b)	861,896	28,675,280

		53,794,653

Food Products – 1.4%
Freshpet, Inc.(a)	429,380	32,379,546

		86,174,199

Materials – 1.2%
Chemicals – 1.2%
FMC Corp.	308,962	28,393,608

Utilities – 0.4%
Multi-Utilities – 0.4%
CMS Energy Corp.	172,900	9,870,861

Total Common Stocks (cost $1,789,413,751)		2,229,015,928

INVESTMENT COMPANIES – 1.4%
Funds and Investment Trusts – 1.4%
iShares Russell 2000 Growth ETF(b) (c) (cost $33,377,189)	186,826	34,065,853

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) - Series D 0.00% (a) (d) (e) (f)	42,660	1,224,506
Honest Co., Inc. (The) - Series E 0.00% (a) (d) (e) (f)	11,161	204,814

Total Preferred Stocks (cost $2,170,717)		1,429,320

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.35%(c) (g) (h) (cost $54,855,209)	54,855,209	$54,855,209

Total Investments Before Security Lending Collateral for Securities Loaned – 100.6% (cost $1,879,816,866)		2,319,366,310

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.35%(c) (g) (h) (cost $39,395,837)	39,395,837	39,395,837

Total Investments – 102.3% (cost $1,919,212,703)(i)		2,358,762,147
Other assets less liabilities – (2.3)%		(53,798,640)

Net Assets – 100.0%		$2,304,963,507

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of April 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $499,756,158 and gross unrealized depreciation of investments was $(60,206,714), resulting in net unrealized appreciation of $439,549,444.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

April 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,229,015,928	$—	$—	$2,229,015,928
Investment Companies	34,065,853	—	—	34,065,853
Preferred Stocks	—	—	1,429,320	1,429,320
Short-Term Investments	54,855,209	—	—	54,855,209
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	39,395,837	—	—	39,395,837

Total Investments in Securities	2,357,332,827	—	1,429,320	2,358,762,147
Other Financial Instruments(b)	—	—	—	—

Total	$2,357,332,827	$—	$1,429,320	$2,358,762,147

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2020 is as follows:

Fund	Market Value 07/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$77,153	$513,440	$535,738	$54,855	$744
Government Money Market Portfolio*	75,311	150,289	186,204	39,396	127
Total	$152,464	$663,729	$721,942	$94,251	$871

*	Investments of cash collateral for securities lending transactions.